Financial Instruments and Financial Risk Management - Summary of Contractual Undiscounted Cash Flow Requirements for Financial Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 694	$ 692	$ 672
Interest on lease liabilities (Note 19(c))	35	$ 37
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities	3,045
Debt (Note 18(f))	7,487
Lease liabilities	1,128
Obligation to Neptune Bulk Terminals	170
ENAMI preferential dividend liability	105
Other liabilities	232
Estimated interest payments on debt	4,408
Interest on lease liabilities (Note 19(c))	82
Liquidity risk | QB2
Disclosure of detailed information about financial instruments [line items]
Estimated interest payments on debt	1,753
Liquidity risk | Joint ventures where entity is venturer [member]
Disclosure of detailed information about financial instruments [line items]
Advances received	1,271
QB2 variable consideration to IMSA	126
Less Than 1 Year | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities	3,045
Debt (Note 18(f))	213
Lease liabilities	154
Obligation to Neptune Bulk Terminals	0
ENAMI preferential dividend liability	0
Other liabilities	0
Estimated interest payments on debt	277
Interest on lease liabilities (Note 19(c))	16
Less Than 1 Year | Liquidity risk | QB2
Disclosure of detailed information about financial instruments [line items]
Estimated interest payments on debt	0
Less Than 1 Year | Liquidity risk | Joint ventures where entity is venturer [member]
Disclosure of detailed information about financial instruments [line items]
Advances received	0
QB2 variable consideration to IMSA	0
2–3 Years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities	0
Debt (Note 18(f))	808
Lease liabilities	191
Obligation to Neptune Bulk Terminals	26
ENAMI preferential dividend liability	43
Other liabilities	139
Estimated interest payments on debt	623
Interest on lease liabilities (Note 19(c))	24
2–3 Years | Liquidity risk | QB2
Disclosure of detailed information about financial instruments [line items]
Estimated interest payments on debt	0
2–3 Years | Liquidity risk | Joint ventures where entity is venturer [member]
Disclosure of detailed information about financial instruments [line items]
Advances received	0
QB2 variable consideration to IMSA	63
4–5 Years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities	0
Debt (Note 18(f))	872
Lease liabilities	172
Obligation to Neptune Bulk Terminals	144
ENAMI preferential dividend liability	16
Other liabilities	56
Estimated interest payments on debt	601
Interest on lease liabilities (Note 19(c))	12
4–5 Years | Liquidity risk | QB2
Disclosure of detailed information about financial instruments [line items]
Estimated interest payments on debt	0
4–5 Years | Liquidity risk | Joint ventures where entity is venturer [member]
Disclosure of detailed information about financial instruments [line items]
Advances received	0
QB2 variable consideration to IMSA	63
Thereafter | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities	0
Debt (Note 18(f))	5,594
Lease liabilities	611
Obligation to Neptune Bulk Terminals	0
ENAMI preferential dividend liability	46
Other liabilities	37
Estimated interest payments on debt	2,907
Interest on lease liabilities (Note 19(c))	30
Thereafter | Liquidity risk | QB2
Disclosure of detailed information about financial instruments [line items]
Estimated interest payments on debt	1,753
Thereafter | Liquidity risk | Joint ventures where entity is venturer [member]
Disclosure of detailed information about financial instruments [line items]
Advances received	1,271
QB2 variable consideration to IMSA	$ 0